Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@statestreet.com

August 16, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 2, 2017 to the prospectuses for the following funds:

iShares 1-3 Year Credit Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Cohen & Steers REIT ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core MSCI EAFE ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares Core Total USD Bond Market ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI Germany ETF

iShares Edge MSCI Min Vol EAFE ETF

iShares Edge MSCI Min Vol USA ETF

iShares Edge MSCI USA Momentum Factor ETF

iShares Edge MSCI USA Quality Factor ETF

iShares Edge MSCI USA Value Factor ETF

iShares Exponential Technologies ETF

iShares Floating Rate Bond ETF

iShares Intermediate Credit Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares International Preferred Stock ETF

iShares International Select Dividend ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares MBS ETF

iShares Mortgage Real Estate Capped ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Value ETF

iShares North American Natural Resources ETF

iShares North American Tech-Software ETF

iShares S&P Small-Cap 600 Growth ETF

iShares Select Dividend ETF

iShares Short Treasury Bond ETF

iShares Transportation Average ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Credit Bond ETF

iShares U.S. Home Construction ETF

iShares U.S. Industrials ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Preferred Stock ETF

iShares U.S. Telecommunications ETF

iShares U.S. Treasury Bond ETF

The purpose of this filing is to submit the 497 dated August 2, 2017 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah R. Crespi
Sarah R. Crespi

cc: Benjamin Haskin, Esq.